Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net profit	$ 514,097	$ 348,054	$ 43,844
Adjustments for:
Income tax expense	97,005	40,176	10,486
Finance cost	158,216	87,631	76,234
Finance income	(50,208)	(18,030)	(10,849)
(Reversal) impairment of non financial assets	0	0	(5,441)
Depreciation and amortization	306,114	267,704	239,946
Disposal of non financial assets	847	(2,458)	4,260
Impairment of financial assets	(201)	2,408	1,516
Allowance for obsolescence	0	80	30
Share-based compensation expense	4,359	5,155	7,097
Net change in fair value of derivatives	98,347	(17,189)	22,778
Unrealized loss on investment	(6,338)	4,252	274
Net foreign exchange differences	11,117	25,330	44,853
Change in:
Accounts receivable	(27,199)	(51,318)	(35,645)
Accounts receivable from related parties	(359)	(336)	(403)
Other current assets	(23,145)	(47,436)	(4,599)
Other assets	(7,219)	(10,874)	(6,786)
Accounts payable	19,143	46,982	49,285
Accounts payable from related parties	224	(6,945)	4,978
Air traffic liability	(39,950)	94,474	86,636
Frequent flyer deferred revenue	13,289	16,413	3,901
Other liabilities	40,266	33,317	6,450
Cash from operating activities	1,108,405	817,390	538,845
Income tax paid	(55,414)	(26,353)	(3,904)
Interest paid	(50,931)	(44,761)	(40,170)
Interest received	42,726	12,267	12,514
Net cash from operating activities	1,044,786	758,543	507,285
Investing activities
Acquisition of investments	(644,909)	(763,842)	(1,117,214)
Proceeds from redemption and sale of investments	698,580	749,576	1,001,268
Advance payments on aircraft purchase contracts	(200,000)	(377,670)	(276,939)
Reimbursement of advance payments on aircraft purchase contracts	228,111	105,381	70,800
Acquisition of property and equipment	(600,175)	(254,561)	(206,795)
Proceeds from sale of property and equipment	5,095	7,426	81,336
Acquisition of intangible assets	(29,697)	(18,461)	(11,591)
Net cash used in investing activities	(542,995)	(552,151)	(459,135)
Financing activities
Payment of convertible notes	(350,001)	0	0
Proceeds from new borrowings	428,310	222,481	352,278
Payments on loans and borrowings	(152,254)	(249,519)	(142,233)
Payment of lease liability	(79,999)	(79,017)	(80,992)
Repurchase of treasury shares	(105,932)	(167,639)	(40,514)
Dividends paid	(134,152)	0	0
Net cash (used in) from financing activities	(394,028)	(273,694)	88,539
Net increase (decrease) in cash and cash equivalents	107,763	(67,302)	136,689
Cash and cash equivalents at January 1	122,424	211,081	119,065
Effect of exchange rate change on cash	(23,812)	(21,355)	(44,673)
Cash and cash equivalents at December 31	$ 206,375	$ 122,424	$ 211,081